OTHER FINANCIAL DATA - VARIABLE INTEREST ENTITY (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entities Disclosure [Abstract]
Amounts Associated With Variable Interest Entities, Cash And Cash Equivalents	$ 8	$ 12
Amounts Associated With Variable Interest Entities, Restricted Cash, Current	10	7
Amounts Associated With Variable Interest Entities, Accounts Receivable, Trade		7
Amounts Associated With Variable Interest Entities, Inventories	2	2
Amounts Associated With Variable Interest Entities, Other Current Assets	1	1
Amounts Associated With Variable Interest Entities, Total Current Assets	21	29
Amounts Associated With Variable Interest Entities, Restricted Cash, Noncurrent	22	22
Amounts Associated With Variable Interest Entities, Sundry	5	6
Amounts Associated With Variable Interest Entities, Property, Plant And Equipment, Net	466	494
Amounts Associated With Variable Interest Entities, Total Assets	514	551
Amounts Associated With Variable Interest Entities, Current Portion, Long Term Debt	10	10
Amounts Associated With Variable Interest Entities, Fixed Price Contracts And Other Derivatives, Current Liability	17	16
Amounts Associated With Variable Interest Entities, Other Current Liabilities	8	9
Amounts Associated With Variable Interest Entities, Total Current Liabilities	35	35
Amounts Associated With Variable Interest Entities, Long Term Debt	335	345
Amounts Associated With Variable Interest Entities, Fixed Price Contracts And Other Derivatives, Noncurrent Liability	64	65
Amounts Associated With Variable Interest Entities, Deferred Credits And Other	4	4
Amounts Associated With Variable Interest Entities, Other Noncontrolling Interests	76	102
Amounts Associated With Variable Interest Entities, Total Liabilities And Equity	514	551
Amounts Associated With Variable Interest Entities, Operating Revenues, Electric			(1)
Amounts Associated With Variable Interest Entities, Operating Revenues, Gas			(3)
Amounts Associated With Variable Interest Entities, Total Operating Revenues			(4)
Amounts Associated With Variable Interest Entities, Cost Of Electric Fuel And Purchased Power	(83)	(72)	(82)
Amounts Associated With Variable Interest Entities, Operation And Maintenance	19	19	20
Amounts Associated With Variable Interest Entities, Depreciation And Amortization	26	22	26
Amounts Associated With Variable Interest Entities, Total Operating Expenses	(38)	(31)	(36)
Amounts Associated With Variable Interest Entities, Operating Income	38	31	32
Amounts Associated With Variable Interest Entities, Other Income (Expense), Net	(1)	(1)	(34)
Amounts Associated With Variable Interest Entities, Interest Expense	(11)	(11)	(14)
Amounts Associated With Variable Interest Entities, Net Income	26	19	(16)
Amounts Associated With Variable Interest Entities, (Earnings) Losses Attributable Noncontrolling Interests	$ (26)	$ (19)	$ 16